LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Summary of loans receivable
	As of December 31,
	2013	2014
	US$	US$
Current
Secured
-Entrusted loans	-	17,413
-Mortgage loans	-	11,943
	-	29,356
Unsecured loans	-	50,285
Less: Allowances for doubtful debts	-	-

	-	79,641

Non-current
Secured
-Mortgage loans	-	41
	-	41
Unsecured loans	-	1,968
Less: Allowances for doubtful debts	-	-

	-	2,009